Subsequent Events (Details Textual) $ in Millions, ₩ in Billions	3 Months Ended
	Jun. 30, 2016 USD ($)	Jun. 30, 2016 KRW (₩)	Sep. 13, 2016 USD ($)	Sep. 13, 2016 HKD
Sang Heng And Sang Lung Gaming Promotion Ltd [Member]
Subsequent Event [Line Items]
Long-term Line of Credit	$ 34.6
Debt Instrument, Interest Rate, Effective Percentage	1.50%
Sang Heng And Sang Lung Gaming Promotion Ltd [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Long-term Line of Credit			$ 40.3	HKD 312,000,000
Jeju Sun Hotel Casino in Jeju [Member]
Subsequent Event [Line Items]
Payments to Acquire Businesses, Gross	$ 101.8	₩ 117.5